Supplemental Disclosures	12 Months Ended
Dec. 31, 2019
Additional information [abstract]
Supplemental Disclosures
SUPPLEMENTAL DISCLOSURES
Comprehensive income statement presentation
The Company’s statements of comprehensive income are prepared primarily by nature of expense, with the exception of compensation expenses which are included in the operating, general and administrative and share-based compensation line items, as follows:

($ millions)	2019	2018
Operating	76.6	96.3
General and administrative	72.8	88.8
Share-based compensation	24.9	46.0
Total compensation expenses	174.3	231.1

Cash flow statement presentation

($ millions)	2019	2018
Operating activities
Changes in non-cash working capital:
Accounts receivable	(31.8)	89.8
Prepaids and deposits	(2.4)	—
Accounts payable and accrued liabilities	(16.5)	(39.6)
Other current liabilities	(4.1)	(11.5)
Other long-term liabilities	7.3	(1.5)
	(47.5)	37.2
Investing activities
Changes in non-cash working capital:
Accounts receivable	54.1	(25.0)
Accounts payable and accrued liabilities	(12.9)	(56.6)
	41.2	(81.6)
Financing activities
Changes in non-cash working capital:
Accounts payable and accrued liabilities	(11.2)	(0.3)
Supplementary financing cash flow information
The Company's reconciliation of cash flow from financing activities is outlined in the table below:

($ millions)	Dividends payable	Long-term debt (1)	Lease liability (2) (3)
December 31, 2018	16.5	4,276.7	223.8
Changes from cash flow from financing activities:
Decrease in bank debt, net		(1,099.2)
Repayment of senior guaranteed notes		(98.2)
Realized gain on cross currency swap maturity		32.4
Cash dividends paid	(33.2)
Payments on lease liability			(34.1)
Non-cash changes:
Cash dividends declared	22.0
Financing			8.9
Additions			5.5
Dispositions			(3.0)
Lease modification			(19.7)
Foreign exchange		(206.6)	(0.2)
December 31, 2019	5.3	2,905.1	181.2

December 31, 2017	16.8	4,111.0	—
Changes from cash flow from financing activities:
Decrease in bank debt, net		(360.0)
Issuance of senior guaranteed notes		267.3
Repayment of senior guaranteed notes		(65.0)
Realized gain on cross currency swap maturity		70.3
Cash dividends paid	(198.8)
Non-cash changes:
Cash dividends declared	198.5
Foreign exchange		253.1
December 31, 2018	16.5	4,276.7	—

(1)	Includes current portion of long-term debt.

(2)	Includes current portion of lease liability.

(3)	Lease liability is as at January 1, 2019. See Note 4 - "Changes in Accounting Policies" for additional information.